SCHEDULE OF ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Jul. 16, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Assets classified as discontinued operation
Liabilities classified as discontinued operation	¥ 1,726	¥ 2,200	¥ 1,601